Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue
Schedule of carried-forward deferred revenue

	For the Year Ended December 31,
	2019	2020	2021
Deferred revenue—at beginning of the year	—	62,638	407,168
Additions	338,702	9,687,382	27,377,563
Recognition	(276,064)	(9,342,852)	(27,089,986)
Deferred revenue—at end of the year	62,638	407,168	694,745
Including: Deferred revenue, current	56,695	271,510	305,092
Deferred revenue, non‑current	5,943	135,658	389,653